UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.): [	 ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Peter K. Seldin
Address:	900 Third Avenue, Suite 1801
		New York, NY  10022

Form 13F File Number: 28-3604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:				Peter K. Seldin
Title:			Investment Manager
Phone:			212-753-5150
Signature,			Place,            and Date of Signing:
Peter K. Seldin		New York, NY	August 13, 2002

Report type (Check only one):

[X]  13F Holdings Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		n/a
Form 13F Information Table Entry Total:   8
Form 13F Information Table Value Total:	$180,178


FORM 13F INFORMATION TABLE

                                TITLE OF              VALUE     SHARES    INVSTMT      VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    (X $1000)   PRN/AMT   DISCRETN	  SOLE   SHARED   NONE
CANADIAN NAT RES LTD	        COM 	136385101    8224	     242,100    SOLE     242,100
COOPER CAMERON CORP             COM       216640102    2465       50,900    SOLE      50,900
DIAMOND OFFSHORE DRILLING INC   COM       25271C102    3229      113,300    SOLE     113,300
GLOBALSANTAFE CORP              COM       G3930E101   26081      953,615    SOLE     953,615
NOBLE DRILLING CORP             COM       655042109    6475      167,750    SOLE     167,750
STOLT OFFSHORE S A              SP ADR    861567105    4134      666,700    SOLE     666,700
			              REG COM
TALISMAN ENERGY INC             COM       87425E103   60806    1,346,759    SOLE   1,346,759
TESCO CORP                      COM       88157K101   68764    6,159,950    SOLE   6,159,050
